Transactions with Related Parties - Schedule of Fees Charged by Managers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Ship Management Fees	$ 17,723	$ 19,221	$ 18,884
Supervision Fees	1,100	550	275
Commissions	$ 1,870	$ 1,689	$ 330